Employee Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Employee Expenses [Abstract]
Schedule of Employee Expenses
	Consolidated
	30 June 2023	30 June 2022
	$	$

Salaries and wages	5,327,193	3,429,019
Superannuation contributions	489,507	322,219
Share based payments[1]	105,000	7,452,583
Employment taxes and insurances[2]	(142,380)	435,089
Other employment expenses	83,379	123,400
	5,862,699	11,762,310

[1]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 31 for details of transactions vesting within the financial year.
[2]	The employment taxes and insurances are negative due to the refund of $249,253.86 that was received at 23 December 2022 for the overpayment of the prior year.